SHARE CAPITAL (Details Narrative)																											1 Months Ended							2 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 21, 2021 shares	Sep. 08, 2021 shares	Sep. 03, 2021 shares	Aug. 12, 2021 shares	Aug. 04, 2021 shares	Aug. 03, 2021 shares	Jul. 30, 2021 shares	Jul. 29, 2021 shares	Jul. 22, 2021 shares	Jul. 21, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 29, 2021 $ / shares shares	Jun. 28, 2021 $ / shares shares	Jun. 21, 2021 $ / shares shares	Jun. 18, 2021 $ / shares shares	Jun. 15, 2021 $ / shares shares	Jun. 14, 2021 $ / shares shares	Apr. 22, 2021 USD ($) shares	Apr. 20, 2021 shares	Apr. 09, 2021 USD ($) $ / shares shares	Aug. 06, 2017 shares	Jul. 06, 2017 USD ($) Tradingdays	Jun. 19, 2017 $ / shares shares	Dec. 11, 2015 USD ($) $ / shares	Jan. 15, 2015 USD ($) $ / shares shares	Dec. 15, 2014 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) Tradingdays $ / shares shares	May 31, 2018 shares	Jan. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2016 shares	Dec. 31, 2021 shares	Jul. 26, 2021 $ / shares shares	Jul. 25, 2021 shares	Jun. 11, 2021 $ / shares shares	Nov. 30, 2020 $ / shares shares	Oct. 31, 2020 $ / shares shares	Dec. 31, 2018 shares	Apr. 30, 2018 $ / shares	Sep. 16, 2016 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																											100,000,000								600,000,000					600,000,000			600,000,000	100,000,000
Common stock, par value | $ / shares																									$ 0.001	$ 0.001	$ 0.001								$ 0.001					$ 0.001			$ 0.001	$ 0.001
Preferred stock shares authorized																											1,000,000								10,000,000					10,000,000				1,000,000
Preferred stock, par value | $ / shares																											$ 0.001								$ 0.001					$ 0.001			$ 0.001	$ 0.001
Number of common shares issued																			150,000	8,750,000						6,000,000	1,500,000		9,700,000			300,000											2,700,000
Shares Issued, Price Per Share | $ / shares																								$ 0.01		$ 0.001			$ 0.22			$ 0.50	$ 0.50									$ 0.22	$ 0.008
Stock Issued During Period, Value, Issued for Services | $																										$ 6,000						$ 180,000											$ 375,000
Stock Issued During Period, Shares, Purchase of Assets																									3,000,000
Finite-Lived Intangible Assets, Net | $																									$ 50,000
Stock Issued During Period, Value, Purchase of Assets | $																																											$ 24,000
Warrants to purchase shares																							500,000						50,000	175,000												50,000					2,500,000				50,000	2,500.000			2,405,000
Stock Redeemed or Called During Period, Shares																							9,000,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture																							17,421,000										2,800,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture | $																																	$ 1,400,000
Debt outstanding, value | $																		$ 151,688
Shares, Issued																																											250,000
Warrants exercise price | $ / shares																							$ 0.50				$ 1.00								$ 0.10					$ 0.10			$ 0.26	$ 1.00							$ 1.00	$ 0.10		$ 0.50	$ 1.00
Sale of Common Stock, shares		310,000		310,000					1,300,000																				11,000,000	400,000		466,667		1,650,000									17,275,871
Debt Instrument, Unamortized Discount | $																											$ 370,584	$ 86,000	$ 819,500	$ 57,467				$ 86,000								$ 819,500	$ 777,610	$ 370,584
Interest Expense | $																																			$ 382,601		$ 681,076			$ 1,500,744	$ 1,507,662		$ 2,292,957	1,601,851
Professional fees | $																											$ 330,000		3,432,000
Prepaid Expense | $																													$ 675,750	$ 160,000		$ 31,251										$ 675,750
Warrants and rights outstanding, term																							5 years																				5 years									5 years			3 years
Amortization of Debt Discount (Premium) | $																																											$ 1,411,203
Issuance of stock for debt																		2,000,000																									9,700,000
Stated value for issuance of stock | $																		$ 100,688																									$ 1,651,900
Loss on extinguishment of debt | $																																			$ 87,575		$ 68,925			$ 725,723	$ 919,242		$ 916,204
Shares term																																								4 years			2 months 23 days	1 year 18 days
Cash payment for debt | $																		$ 50,000
Sale of preferred units																																																7,500
Preferred stock, shares issued																											0																0	0
Number of warrant to purchase shares of common stock																																																1
Common stock, shares outstanding											96,027,242																43,062,058								120,508,194				96,027,242	120,508,194			72,807,929	43,062,058
Preferred stock, shares outstanding											319,659																0												319,659				0	0
Common stock, shares outstanding																																											72,808,058
Common stock, shares issued											96,027,242																								120,508,194				96,027,242	120,508,194			72,807,929
Preferred units, per units | $ / shares																																																$ 7
Warrants																																			55,220,633					55,220,633			3,395,000					750,000					2,245,000
Short Term Loan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt outstanding, value | $																																											$ 1,080,000
Short Term Loans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Unamortized Discount | $																																											$ 1,881,761
Thirty Day Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares																														250,000
Warrants exercise price | $ / shares																														$ 0.01
Warrants and Rights Outstanding | $																														$ 160,000
Share-based Payment Arrangement, Expense | $																																													$ 160,000
Sale of Common Stock, shares																																											250,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share | $ / shares																												$ 0.30	$ 0.95	$ 0.76				$ 0.30								$ 0.95
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share | $ / shares																												$ 0.22	$ 0.30	$ 0.65				$ 0.22								$ 0.30
Professional Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued																															166,667	166,667
Shares Issued, Price Per Share | $ / shares																																$ 0.50
Professional Services [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued																																500,000
On August 6 2017 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets																					100,000
Rocco La Vista [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued							753,242
Charles A. Ross, Jr [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued						753,242
Doug Grau [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued					753,241
Secured Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt outstanding, value | $																						$ 250,000								$ 300,000
Debt Instrument, Interest Rate, Stated Percentage																						12.00%								16.66%
Debt Instrument, Convertible, Threshold Trading Days | Tradingdays																						180								120
Sale of Common Stock, shares																														100,000
Notes Payable, Other Payables [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued																												150,000
Sale of Common Stock, shares																													1,400,000
Debt Instrument, Unamortized Discount | $																												$ 86,000	$ 812,000					$ 86,000								$ 812,000
Interest Expense | $																																										$ 228,460		$ 25,744
Notes Payable, Other Payables [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share | $ / shares																												$ 0.30	$ 0.95					$ 0.30								$ 0.95
Notes Payable, Other Payables [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share | $ / shares																												$ 0.22	0.30					$ 0.22								0.30
Notes Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt outstanding, value | $											$ 2,169,100																								$ 2,169,100				$ 2,169,100	$ 2,169,100
Sale of Common Stock, shares	100,000		34,489							1,220,000																														125,000
Interest Expense | $																																							839,434	$ 839,434
Loss on extinguishment of debt | $																																							$ 725,723	$ (725,723)
Number of warrant to purchase shares of common stock																																			17,333,333					17,333,333
Common stock, shares issued											600,000																								600,000				600,000	600,000
Notes Payable Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Common Stock, shares	500,000																																							300,000
Notes Payable 3 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Common Stock, shares																																								2,759,321
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other																																			2,706.617					17,421,000			17,421,000
Stock Redeemed or Called During Period, Shares																																								9,000,000			9,000,000
Sale of Common Stock, shares																																				2,500,000		70,000						100,000		1,166,000
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share | $ / shares																													0.70													0.70
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share | $ / shares																													$ 0.30													$ 0.30
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other																																								500,000			500,000
Warrants to purchase shares																																											500,000
Warrants exercise price | $ / shares																																			$ 0.10					$ 0.10
Warrants																																			54,445,663					54,445,663
Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding																																			276,501					276,501			0
Number of common stock shares issued conversion								800,000
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																																																	250,000
Series A Convertible Preferred Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																																																350,000
26 Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance or Sale of Equity | $																								$ 60,000
Ronald A Smith [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares																				2,000,000
Bridge loan | $																				$ 1,000,000
Exercise price of shares | $ / shares																				$ 0.10
Shares term																				5 years
Chief Executive Officer And President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued																				8,000,000
Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares											1,500,000		500,000	5,000,000	2,857,200		500,000																						1,500,000											1,000,000
Warrants exercise price | $ / shares											$ 0.10		$ 0.10	$ 0.10	$ 0.10		$ 0.10																						$ 0.10											$ 0.10
Warrants and rights outstanding, term											3 years		3 years	3 years	3 years		3 years																						3 years											3 years
Issuance of stock for debt											15,000		5,000	50,000	28,572
Stock units, per units | $ / shares											$ 7		$ 7	$ 7	$ 7																								$ 7
Number of warrant to purchase shares of common stock											1		1	1	1		1																						1											1
Accredited Investor [Member] | Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred units													5,000				5,000																																	10,000
Stock units, per units | $ / shares																	$ 7																																	$ 7
Preferred stock, shares issued											15,000			50,000	28,572		5,000																						15,000											10,000
Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares												1,600,000				5,714,300	4,265,800
Warrants exercise price | $ / shares												$ 0.10				$ 0.10	$ 0.10
Warrants and rights outstanding, term												3 years				3 years
Issuance of stock for debt												16,000				57,143
Stock units, per units | $ / shares												$ 7				$ 7	$ 7
Number of warrant to purchase shares of common stock												1				1
Holder [Member] | Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock for debt																	42,658
Preferred stock, shares issued												16,000				57,143	42,658
Holder One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares												800,000				7,514,300
Warrants exercise price | $ / shares												$ 0.10				$ 0.10
Warrants and rights outstanding, term												3 years				3 years
Issuance of stock for debt												8,000				75,143
Stock units, per units | $ / shares												$ 7				$ 7
Number of warrant to purchase shares of common stock												1				1
Holder One [Member] | Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued												8,000				75,143
Accredited Investor One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares											714,300																												714,300
Warrants exercise price | $ / shares											$ 0.10																												$ 0.10
Warrants and rights outstanding, term											3 years																												3 years
Issuance of stock for debt											7,143
Stock units, per units | $ / shares											$ 7																												$ 7
Number of warrant to purchase shares of common stock											1																												1
Accredited Investor One [Member] | Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued											7,143																												7,143